7. SHORT-TERM DEBT, NET (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Acacia International Ltd		$ 300,000
Conquistador Shipping Corporation	$ 800,000	1,000,000
Cancellation loan fee	110,000	110,000
Total short-term debt	910,000	1,410,000
Debt issuance costs	(30,000)	(30,000)
Amortization of debt discount	30,000	1,989
Total short-term debt, net	910,000	$ 1,381,989
Movement [Member]
Acacia International Ltd	(300,000)
Conquistador Shipping Corporation	(200,000)
Total short-term debt	(500,000)
Amortization of debt discount	28,011
Total short-term debt, net	$ (471,989)